SHARE BASED PAYMENTS - Option activities under the 2020 plan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
SHARE-BASED PAYMENTS
Aggregate intrinsic value, Exercised	¥ 560	$ 80	¥ 95	¥ 272
Fair value of share options vested	1,978	$ 283	¥ 16,259	¥ 18,099
Unrecognized share-based compensation expense	¥ 265				$ 38
Weighted-average vesting period	3 months 18 days	3 months 18 days